Financial instruments, Sensitivity Analysis (Details) - Foreign Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	$ (4)	$ (75)
Strengthened / weakened, effect on equity	(4)	(75)
10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	23	(105)
Strengthened / weakened, effect on equity	23	(105)
US Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(1,238)	1,296
Strengthened / weakened, effect on equity	(1,238)	1,296
US Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	1,513	(1,584)
Strengthened / weakened, effect on equity	1,513	(1,584)
Canadian Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	23,386	6,733
Strengthened / weakened, effect on equity	23,386	6,733
Canadian Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(23,386)	(6,733)
Strengthened / weakened, effect on equity	(23,386)	(6,733)
Australian Dollar [Member] | 10% Strengthened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	(22,152)	(8,104)
Strengthened / weakened, effect on equity	(22,152)	(8,104)
Australian Dollar [Member] | 10% Weakened [Member]
Sensitivity analysis [Abstract]
Strengthened / weakened, effect on profit before tax	21,896	8,212
Strengthened / weakened, effect on equity	$ 21,896	$ 8,212